UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred & Income Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPC	Nuveen Preferred & Income Opportunities Fund Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 150.7% (98.7% of Total Investments)

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 72.0% (47.1% of Total Investments)

	Automobiles – 2.1%

$1,850	General Motors Financial Company Inc.	6.500%	N/A (5)	BB+	$1,745,937
21,850	General Motors Financial Company Inc.	5.750%	N/A (5)	BB+	19,675,488
	Total Automobiles				21,421,425

	Banks – 18.1%

3,575	Barclays Bank PLC, 144A, (4)	10.180%	6/12/21	A–	4,065,562
5,670	BNP Paribas SA, 144A	7.195%	N/A (5)	BBB	5,907,233
10,675	CIT Group Inc.	5.800%	N/A (5)	Ba3	10,498,863
8,264	Citizens Financial Group Inc.	5.500%	N/A (5)	BB+	8,325,980
4,690	CoBank ACB, (3)	6.250%	N/A (5)	BBB+	4,901,050
4,204	HSBC Capital Funding Dollar 1 LP, 144A, (4)	10.176%	N/A (5)	BBB+	6,179,880
3,675	Huntington Bancshares Inc.	5.700%	N/A (5)	Baa3	3,601,500
4,090	Keycorp Convertible Preferred Stock	5.000%	N/A (5)	Baa3	3,888,056
19,110	Lloyds Bank PLC, 144A, (3)	12.000%	N/A (5)	Baa3	22,940,331
6,520	M&T Bank Corporation, (3)	6.450%	N/A (5)	Baa2	6,878,600
4,020	M&T Bank Corporation	5.125%	N/A (5)	Baa2	3,944,625
22,223	PNC Financial Services Group Inc., (3), (4)	6.750%	N/A (5)	Baa2	23,445,265
5,656	PNC Financial Services Group Inc.	5.000%	N/A (5)	Baa2	5,469,352
3,528	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	Ba1	4,401,180
5,325	SunTrust Banks Inc.	5.625%	N/A (5)	Baa3	5,404,875
3,250	SunTrust Banks Inc.	5.050%	N/A (5)	Baa3	3,141,450
4,360	Wachovia Capital Trust III, (4)	5.570%	N/A (5)	Baa2	4,251,000
8,180	Wells Fargo & Company, (3-Months LIBOR reference rate + 3.770% spread), (4), (6)	6.111%	N/A (5)	Baa2	8,241,350
3,145	Wells Fargo & Company	5.900%	N/A (5)	Baa2	3,152,768
33,655	Wells Fargo & Company, (3), (4)	5.875%	N/A (5)	Baa2	34,664,650
9,666	Zions Bancorporation	7.200%	N/A (5)	BB+	10,342,620
	Total Banks				183,646,190

	Capital Markets – 2.6%

2,220	Bank of New York Mellon, (4)	4.950%	N/A (5)	Baa1	2,233,875
3,560	Commerzbank AG, 144A, (4)	8.125%	9/19/23	BBB	4,009,790
9,240	Goldman Sachs Group Inc.	5.375%	N/A (5)	Ba1	9,343,950
5,195	Goldman Sachs Group Inc.	5.300%	N/A (5)	Ba1	5,065,124
4,195	Morgan Stanley	5.550%	N/A (5)	BB+	4,236,950
1,525	State Street Corporation, (4)	5.250%	N/A (5)	Baa1	1,542,156
	Total Capital Markets				26,431,845

	Commercial Services & Supplies – 0.6%

6,290	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	6,447,250

	Consumer Finance – 2.4%

3,581	American Express Company	5.200%	N/A (5)	Baa2	3,581,000
3,670	American Express Company	4.900%	N/A (5)	Baa2	3,656,238
9,370	Capital One Financial Corporation, (4)	5.550%	N/A (5)	Baa3	9,463,700
7,770	Discover Financial Services	5.500%	N/A (5)	Ba2	7,342,650
	Total Consumer Finance				24,043,588

	Diversified Financial Services – 17.8%

37,195	Bank of America Corporation, (3)	6.500%	N/A (5)	BBB–	39,443,438
10,110	Bank of America Corporation, (4)	6.300%	N/A (5)	BBB–	10,653,413
2,740	Bank of America Corporation	6.100%	N/A (5)	BBB–	2,811,925

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$3,475	Citigroup Inc.	5.800%	N/A (5)	BB+	$3,531,469
16,975	Citigroup Inc., (4)	6.250%	N/A (5)	BB+	17,335,719
7,885	Citigroup Inc.	6.125%	N/A (5)	BB+	8,062,413
13,260	Citigroup Inc., (4)	5.875%	N/A (5)	BB+	13,442,325
14,800	Compeer Financial ACA, 144A	6.750%	N/A (5)	BB+	15,762,000
5,023	Cooperative Rabobank UA, 144A, (4)	11.000%	N/A (5)	BBB	5,254,058
34,420	JPMorgan Chase & Company, (4)	6.750%	N/A (5)	Baa2	36,708,930
125	JPMorgan Chase & Company	6.100%	N/A (5)	Baa2	127,069
9,710	JPMorgan Chase & Company	5.300%	N/A (5)	Baa2	9,855,650
8,866	JPMorgan Chase & Company, (3-Month LIBOR reference rate + 3.470% spread), (6)	5.990%	N/A (5)	BBB–	8,899,248
7,350	Voya Financial Inc.	6.125%	N/A (5)	BB+	7,304,063
1,750	Voya Financial Inc.	5.650%	5/15/53	Baa3	1,723,750
	Total Diversified Financial Services				180,915,470

	Electric Utilities – 2.8%

3,620	Electricite de France SA, 144A	5.250%	N/A (5)	BBB	3,485,698
23,985	Emera Inc., (3), (4)	6.750%	6/15/76	BBB–	25,004,363
	Total Electric Utilities				28,490,061

	Energy Equipment & Services – 0.5%

5,015	Transcanada Trust, (3)	5.875%	8/15/76	Baa2	4,936,766

	Equity Real Estate Investment Trusts – 1.3%

11,705	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (5)	BB+	13,021,813

	Food Products – 5.3%

2,245	Dairy Farmers of America Inc., 144A, (4)	7.125%	N/A (5)	BB+	2,346,025
34,865	Land O’ Lakes Inc., 144A, (3)	8.000%	N/A (5)	BB	37,915,687
6,965	Land O’ Lakes Inc., 144A	7.250%	N/A (5)	BB	7,226,188
6,240	Land O’ Lakes Inc., 144A, (4)	7.000%	N/A (5)	BB	6,232,200
	Total Food Products				53,720,100

	Industrial Conglomerates – 4.0%

43,960	General Electric Corporation, (4)	5.000%	N/A (5)	BBB–	40,553,100

	Insurance – 12.2%

3,165	Aegon NV, (4)	5.500%	4/11/48	Baa1	3,008,728
5,485	American International Group Inc., (4)	5.750%	4/01/48	Baa2	5,179,924
8,850	Assurant Inc.	7.000%	3/27/48	BB+	8,850,000
25,035	Assured Guaranty Municipal Holdings Inc., 144A, (4)	6.400%	12/15/66	BBB+	24,283,950
10,000	Friends Life Holdings PLC, Reg S	7.875%	N/A (5)	A–	10,003,000
2,108	La Mondiale SAM, Reg S	7.625%	N/A (5)	BBB	2,144,839
7,117	Liberty Mutual Group Inc., 144A, (3)	7.800%	3/15/37	Baa3	8,148,965
9,335	MetLife Capital Trust IV, 144A, (3)	7.875%	12/15/37	BBB	11,295,350
4,715	MetLife Inc., 144A, (3)	9.250%	4/08/38	BBB	6,247,375
3,430	MetLife Inc., (4)	5.875%	N/A (5)	BBB	3,421,425
585	MetLife Inc.	5.250%	N/A (5)	BBB	588,656
575	Nationwide Financial Services Capital Trust, (3)	7.899%	3/01/37	Baa2	632,053
9,550	Nationwide Financial Services Inc., (3)	6.750%	5/15/37	Baa2	10,218,500
6,855	Provident Financing Trust I, (4)	7.405%	3/15/38	Baa3	7,334,850
3,315	Prudential Financial Inc., (4)	5.875%	9/15/42	BBB+	3,449,258
1,270	Prudential Financial Inc., (4)	5.625%	6/15/43	BBB+	1,292,352
14,375	QBE Insurance Group Ltd, 144A, (4)	7.500%	11/24/43	Baa1	15,578,906
2,540	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	2,603,500
	Total Insurance				124,281,631

	Metals & Mining – 0.4%

1,600	BHP Billiton Finance USA Ltd, 144A	6.750%	10/19/75	BBB+	1,732,000
2,630	BHP Billiton Finance USA Ltd, 144A	6.250%	10/19/75	BBB+	2,738,487
	Total Metals and Mining				4,470,487

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multi-Utilities – 0.8%

$4,960	CenterPoint Energy Inc., (4)	6.125%	N/A (5)	BBB	$5,003,400
3,235	NiSource Inc., 144A	5.650%	N/A (5)	BBB–	3,170,947
	Total Multi-Utilities				8,174,347

	U.S. Agency – 1.1%

4,700	Farm Credit Bank of Texas, (4)	10.000%	N/A (5)	Baa1	5,358,000
5,835	Farm Credit Bank of Texas, 144A	6.200%	N/A (5)	BBB	5,835,000
	Total U.S. Agency				11,193,000
	Total $1,000 Par (or similar) Institutional Preferred (cost $729,230,656)				731,747,073

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 42.5% (27.8% of Total Investments)

	Banks – 7.6%

172,975	CoBank Agricultural Credit Bank, (7)	6.250%		BBB+	$17,816,424
73,511	CoBank Agricultural Credit Bank, (7)	6.200%		BBB+	7,755,411
38,725	CoBank Agricultural Credit Bank, (7)	6.125%		BBB+	3,886,054
218,164	Fifth Third Bancorporation	6.625%		Baa3	5,971,149
178,757	FNB Corporation, (3)	7.250%		Ba2	4,894,367
434,200	Huntington Bancshares Inc.	6.250%		Baa3	11,141,572
153,075	Keycorporation	6.125%		Baa3	4,025,873
82,000	People’s United Financial Inc.	5.625%		BB+	2,052,460
5,400	PNC Financial Services Group Inc.	6.125%		Baa2	142,290
397,116	Regions Financial Corporation, (3), (4)	6.375%		BB+	10,579,170
113,600	US Bancorp	6.500%		A3	3,068,336
211,722	Western Alliance Bancorp, (3)	6.250%		N/R	5,242,237
39,465	Zions Bancorporation	6.300%		BB+	1,045,033
	Total Banks				77,620,376

	Capital Markets – 8.4%

173,436	Apollo Investment Corporation, (3)	6.875%		BBB–	4,361,915
142,980	B. Riley Financial Inc.	7.500%		N/R	3,575,930
212,350	B. Riley Financial Inc.	7.250%		N/R	5,262,033
134,939	Charles Schwab Corporation	6.000%		BBB	3,470,631
129,169	Charles Schwab Corporation, (3)	5.950%		BBB	3,339,019
134,000	Cowen Inc.	7.350%		N/R	3,382,160
74,600	Goldman Sachs Group Inc.	5.500%		Ba1	1,882,904
52,802	Hercules Capital Inc., (3)	6.250%		N/R	1,321,106
370,280	Ladenburg Thalmann Financial Services Inc.	8.000%		N/R	9,071,823
844,397	Morgan Stanley, (3), (4)	7.125%		BB+	23,026,706
280,300	Morgan Stanley	6.875%		BB+	7,514,843
165,800	Morgan Stanley	6.375%		BB+	4,340,644
221,100	Morgan Stanley	5.850%		BB+	5,571,720
54,813	Northern Trust Corporation	5.850%		BBB+	1,394,443
145,905	Oaktree Specialty Lending Corporation, (3)	6.125%		BB+	3,560,082
51,445	State Street Corporation, (4)	5.350%		Baa1	1,303,616
138,364	Stifel Financial Corporation	6.250%		BB–	3,470,169
	Total Capital Markets				85,849,744

	Consumer Finance – 3.6%

169,911	Capital One Financial Corporation	6.700%		Baa3	4,409,190
1,219,645	GMAC Capital Trust I, (3), (4)	8.097%		B+	32,027,878
	Total Consumer Finance				36,437,068

	Diversified Financial Services – 2.3%

126,000	AgriBank FCB, (7)	6.875%		BBB+	13,513,500
360,816	Citigroup Inc.	7.125%		BB+	9,835,843
	Total Diversified Financial Services				23,349,343

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	Diversified Telecommunication Services – 0.5%

209,738	Qwest Corporation, (3)	6.875%	BBB–	$5,075,660

	Equity Real Estate Investment Trusts – 0.3%

147,988	Senior Housing Properties Trust, (3)	5.625%	BBB–	3,224,659

	Food Products – 4.2%

440,111	CHS Inc., (3)	7.875%	N/R	11,865,393
517,590	CHS Inc.	7.100%	N/R	13,322,766
486,440	CHS Inc., (4)	6.750%	N/R	12,258,288
23,000	Dairy Farmers of America Inc., 144A, (7)	7.875%	BB+	2,305,750
24,500	Dairy Farmers of America Inc., 144A, (7)	7.875%	BBB–	2,817,500
	Total Food Products			42,569,697

	Insurance – 8.9%

302,283	Argo Group US Inc., (3)	6.500%	BBB–	7,623,577
379,916	Aspen Insurance Holdings Ltd, (4)	5.950%	BBB–	9,513,097
73,500	Aspen Insurance Holdings Ltd	5.625%	BBB–	1,678,740
125,700	Axis Capital Holdings Ltd	5.500%	BBB	2,903,670
65,900	Delphi Financial Group Inc., (4), (7)	2.762%	BB+	1,482,750
409,500	Enstar Group Ltd, (3)	7.000%	BB+	10,520,055
240,518	Hartford Financial Services Group Inc., (3)	7.875%	Baa2	6,611,840
591,707	Kemper Corporation, (3)	7.375%	Ba1	15,147,698
179,883	Maiden Holdings North America Ltd	7.750%	N/R	3,653,424
88,895	National General Holdings Corporation	7.625%	N/R	2,218,819
76,400	National General Holdings Corporation	7.500%	N/R	1,837,420
153,954	National General Holdings Corporation	7.500%	N/R	3,679,501
132,233	PartnerRe Ltd, (3)	7.250%	Baa2	3,554,423
199,596	Reinsurance Group of America Inc., (3)	6.200%	BBB+	5,249,375
347,400	Reinsurance Group of America Inc., (3)	5.750%	BBB+	8,733,636
220,272	Torchmark corporation, (3)	6.125%	BBB+	5,572,882
	Total Insurance			89,980,907

	Mortgage Real Estate Investment Trusts – 0.5%

96,986	MFA Financial Inc.	8.000%	N/R	2,478,962
107,000	Wells Fargo REIT	6.375%	BBB	2,725,290
	Total Mortgage Real Estate Investment Trusts			5,204,252

	Oil, Gas & Consumable Fuels – 0.9%

80,400	NuStar Energy LP	8.500%	B1	1,855,632
50,000	NuStar Energy LP	7.625%	B1	1,048,000
240,017	NuStar Logistics LP	9.170%	B+	6,043,628
	Total Oil, Gas & Consumable Fuels			8,947,260

	Thrifts & Mortgage Finance – 1.7%

216,673	Federal Agricultural Mortgage Corporation, (3)	6.875%	N/R	5,609,664
143,124	Federal Agricultural Mortgage Corporation	6.000%	N/R	3,619,606
310,066	New York Community Bancorporation, (4)	6.375%	Ba1	7,863,274
	Total Thrifts & Mortgage Finance			17,092,544

	U.S. Agency – 2.6%

246,900	Farm Credit Bank of Texas, 144A, (3), (7)	6.750%	Baa1	26,171,400

	Wireless Telecommunication Services – 1.0%

415,473	United States Cellular Corporation, (3)	7.250%	Ba1	10,528,086
	Total $25 Par (or similar) Retail Preferred (cost $428,834,967)			432,050,996

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 24.5% (16.1% of Total Investments) (8)

	Banks – 19.5%

$2,820	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (5)	Baa2	$2,894,025
13,600	Banco Bilbao Vizcaya Argentaria SA, (4)	6.125%	N/A (5)	Ba2	11,713,000
1,205	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.625%	N/A (5)	BB	1,177,900
2,200	Banco Santander SA, Reg S	6.375%	N/A (5)	Ba1	2,169,750
7,065	Barclays PLC	7.750%	N/A (5)	BB+	7,048,751
15,075	Barclays PLC, Reg S	7.875%	N/A (5)	BB+	15,525,380
10,115	BNP Paribas SA, 144A	7.375%	N/A (5)	BBB–	10,393,163
14,035	Credit Agricole SA, 144A, (4)	8.125%	N/A (5)	BBB–	15,053,463
9,985	Credit Agricole SA, 144A, (4)	7.875%	N/A (5)	BBB–	10,321,994
3,675	HSBC Holdings PLC	6.375%	N/A (5)	BBB	3,569,344
2,290	HSBC Holdings PLC, (4)	6.000%	N/A (5)	BBB	2,106,800
1,000	ING Groep NV, Reg S	6.875%	N/A (5)	BBB–	1,010,000
5,055	ING Groep NV, Reg S	6.500%	N/A (5)	BBB–	4,792,140
14,555	Intesa Sanpaolo SpA, 144A	7.700%	N/A (5)	BB–	13,190,469
22,195	Lloyds Banking Group PLC	7.500%	N/A (5)	Baa3	22,389,205
5,000	Nordea Bank AB, 144A	6.125%	N/A (5)	BBB	4,800,000
5,455	Royal Bank of Scotland Group PLC	8.625%	N/A (5)	Ba2	5,734,569
8,370	Royal Bank of Scotland Group PLC	8.000%	N/A (5)	Ba2	8,636,794
1,720	Royal Bank of Scotland Group PLC	7.500%	N/A (5)	Ba2	1,748,380
6,255	Societe Generale SA, 144A	8.000%	N/A (5)	BB+	6,348,825
6,851	Societe Generale SA, 144A, (4)	7.875%	N/A (5)	BB+	6,893,819
6,535	Societe Generale SA, 144A	7.375%	N/A (5)	BB+	6,624,856
5,875	Societe Generale SA, 144A	6.750%	N/A (5)	BB+	5,184,688
6,485	Standard Chartered PLC, 144A	7.750%	N/A (5)	Ba1	6,549,850
7,190	Standard Chartered PLC, 144A	7.500%	N/A (5)	Ba1	7,261,900
16,765	UniCredit SpA, Reg S	8.000%	N/A (5)	B+	15,051,951
201,371	Total Banks				198,191,016

	Capital Markets – 5.0%

6,455	Credit Suisse Group AG, 144A, (4)	7.500%	N/A (5)	Ba2	6,567,963
6,025	Credit Suisse Group AG, 144A	7.250%	N/A (5)	Ba2	5,957,219
11,855	Credit Suisse Group AG, 144A, (4)	7.500%	N/A (5)	BB	12,342,952
810	Credit Suisse Group AG, Reg S	7.125%	N/A (5)	Ba2	822,150
2,900	Macquarie Bank Ltd/London, 144A, (4)	6.125%	N/A (5)	Ba1	2,602,750
17,330	UBS Group Funding Switzerland AG, Reg S	7.000%	N/A (5)	BBB–	18,044,862
5,195	UBS Group Funding Switzerland AG, Reg S	6.875%	N/A (5)	BBB–	5,131,221
50,570	Total Capital Markets				51,469,117
$251,941	Total Contingent Capital Securities (cost $267,142,780)				249,660,133

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 8.9% (5.9% of Total Investments)

	Air Freight & Logistics – 0.5%

$5,153	XPO Logistics Inc., 144A, (3)	6.500%	6/15/22	BB	$5,281,825

	Automobiles – 0.3%

2,825	Ford Motor Company, (3)	7.450%	7/16/31	BBB	2,976,605

	Capital Markets – 0.4%

3,960	Donnelley Financial Solutions Inc., (3)	8.250%	10/15/24	B	4,088,700

	Chemicals – 1.2%

6,275	Blue Cube Spinco LLC, (3)	9.750%	10/15/23	BB+	6,980,938
4,675	CVR Partners LP / CVR Nitrogen Finance Corporation, 144A, (3)	9.250%	6/15/23	B+	4,926,281
10,950	Total Chemicals				11,907,219

	Consumer Finance – 1.4%

3,335	Ally Financial Inc., (3)	8.000%	3/15/20	BB+	3,497,581
10,075	Navient Corporation, (3)	8.000%	3/25/20	BB	10,515,781
13,410	Total Consumer Finance				14,013,362

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food Products – 0.1%

$1,785	Dean Foods Company, 144A, (3)	6.500%	3/15/23	BB–	$1,644,431

	Interactive Media & Services – 0.2%

1,825	Rackspace Hosting Inc., 144A, (3)	8.625%	11/15/24	BB–	1,715,500

	IT Services – 0.7%

7,225	First Data Corporation, 144A, (3)	7.000%	12/01/23	BB–	7,492,325

	Media – 2.5%

10,425	DISH DBS Corporation, (3)	7.750%	7/01/26	BB	9,330,375
10,000	Liberty Interactive LLC, (3)	8.500%	7/15/29	BB	10,550,000
4,725	Viacom Inc., (3)	6.875%	4/30/36	BBB	5,217,691
25,150	Total Media				25,098,066

	Oil, Gas & Consumable Fuels – 0.8%

7,600	Enviva Partners LP / Enviva Partners Finance Corporation, (3)	8.500%	11/01/21	BB–	7,818,500

	Specialty Retail – 0.5%

6,450	L Brands Inc., (3)	6.875%	11/01/35	Ba1	5,482,500

	Wireless Telecommunication Services – 0.3%

3,375	Altice Financing SA, 144A, (3)	7.500%	5/15/26	B+	3,172,500
$89,708	Total Corporate Bonds (cost $94,996,535)				90,691,533

Shares	Description (1)	Coupon		Ratings (2)	Value

	CONVERTIBLE PREFERRED SECURITIES – 2.5% (1.6% of Total Investments)

	Electric Utilities – 1.1%

185,100	NextEra Energy Inc.	6.123%		BBB	$10,735,800

	Independent Power & Renewable Electricity Producers – 0.4%

45,600	Vista Energy corporation	7.000%		N/R	4,183,800

	Multi-Utilities – 1.0%

103,000	Sempra Energy	6.750%		N/R	10,270,130
	Total Convertible Preferred Securities (cost $25,531,856)				25,189,730

Shares	Description (1)				Value

	COMMON STOCKS – 0.3% (0.2% of Total Investments)

	Capital Markets – 0.3%

184,035	Ares Capital Corporation, (4)				$3,158,041
	Total Common Stocks (cost $3,036,663)				3,158,041
	Total Long-Term Investments (cost $1,548,773,457)				1,532,497,506

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.0% (1.3% of Total Investments)

	REPURCHASE AGREEMENTS – 2.0% (1.3% of Total Investments)

$20,565	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/18, repurchase price $20,565,891, collateralized by $23,425,000 U.S. Treasury Notes, 1.500%, due 8/15/26, value $20,977,603	1.050%	11/01/18		$20,565,291
	Total Short-Term Investments (cost $20,565,291)				20,565,291
	Total Investments (cost $1,569,338,748) – 152.7%				1,553,062,797
	Borrowings – (43.0)% (9), (10)				(437,000,000)
	Reverse Repurchase Agreements – (12.3)% (11)				(125,000,000)
	Other Assets Less Liabilities – 2.6% (12)				25,738,884
	Net Assets Applicable to Common Shares – 100%				$1,016,801,681

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(120)	12/18	$(14,145,526)	$(14,212,500)	$(66,974)	$41,250

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$277,500,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$16,096,831	$16,096,831

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (Including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (Including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$—	$731,747,073	$—	$731,747,073
$25 Par (or similar) Retail Preferred	356,302,207	75,748,789	—	432,050,996
Contingent Capital Securities	—	249,660,133	—	249,660,133
Corporate Bonds	—	90,691,533	—	90,691,533
Convertible Preferred Securities	25,189,730	—	—	25,189,730
Common Stocks	3,158,041	—	—	3,158,041

Short-Term Investments:
Repurchase Agreements	—	20,565,291	—	20,565,291

Investments in Derivatives:
Futures Contracts*	(66,974)	—	—	(66,974)
Interest Rate Swaps*	—	16,096,831	—	16,096,831
Total	384,583,004	1,184,509,650	—	1,569,092,654
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal Income tax basis, as of October 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for Income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of Investments	$1,570,593,917
Gross unrealized:
Appreciation	$27,600,612
Depreciation	(45,131,732)
Net unrealized appreciation (depreciation) of investments	$(17,531,120)

Tax cost of futures contracts	$(66,974)
Net unrealized appreciation (depreciation) of futures contracts	—

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	16,096,831

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc.. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $305,215,510 have been pledged as collateral for reverse repurchase agreements.

(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $381,579,940.

(5)	Perpetual security. Maturity date is not applicable

(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms for the benefit of the issuer. For example the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,055,819,982 have been pledged as collateral for borrowings.

(10)	Borrowings as a percentage of Total Investments is 28.1%

(11)	Reverse Repurchase Agreements as a percentage of Total Investments is 8.0%

(12)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

LIBOR	London Inter-Bank Offered Rate

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred & Income Opportunities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2018